Securities Sold Under Agreements to Repurchase - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Securities underlying repurchase agreements	$ 21,613	$ 20,053